UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME

FUND INC.

FORM NQ

March 31, 2007

LMP REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS — 72.5%
Apartments — 7.6%
34,000	Archstone-Smith Trust	$1,845,520
224,000	Camden Property Trust	15,749,440
100,000	Mid-America Apartment Communities Inc.	5,626,000
140,000	UDR Inc.	4,286,800
	Total Apartments	27,507,760
Diversified — 6.8%
300,000	iStar Financial Inc.	14,049,000
190,000	Lexington Corporate Properties Trust	4,014,700
445,000	Spirit Finance Corp.	6,630,500
	Total Diversified	24,694,200
Health Care — 12.8%
174,000	Health Care Property Investors Inc.	6,269,220
305,000	Healthcare Realty Trust Inc.	11,376,500
130,000	Nationwide Health Properties Inc.	4,063,800
340,000	OMEGA Healthcare Investors Inc.	5,831,000
511,700	Senior Housing Properties Trust	12,229,630
150,000	Ventas Inc.	6,319,500
	Total Health Care	46,089,650
Home Financing — 0.9%
108,500	Municipal Mortgage & Equity LLC	3,092,250
Industrial — 3.0%
118,700	EastGroup Properties Inc. (a)	6,057,261
161,700	First Potomac Realty Trust	4,619,769
	Total Industrial	10,677,030
Industrial/Office - Mixed — 3.2%
235,000	Liberty Property Trust	11,449,200
Lodging/Resorts — 3.3%
420,000	Ashford Hospitality Trust	5,014,800
146,000	Hospitality Properties Trust	6,832,800
	Total Lodging/Resorts	11,847,600
Office — 15.0%
290,000	Brandywine Realty Trust	9,688,900
235,000	Highwoods Properties Inc.	9,280,150
848,700	HRPT Properties Trust	10,439,010
135,000	Kilroy Realty Corp.	9,956,250
165,400	Mack-Cali Realty Corp.	7,878,002
134,500	Parkway Properties Inc.	7,027,625
	Total Office	54,269,937
Regional Malls — 5.3%
196,000	Glimcher Realty Trust	5,295,920
148,100	Macerich Co.	13,678,516
	Total Regional Malls	18,974,436
Retail - Free Standing — 3.4%
200,000	National Retail Properties Inc.	4,838,000
265,000	Realty Income Corp.	7,473,000
	Total Retail - Free Standing	12,311,000
Self Storage — 1.2%
225,000	Extra Space Storage Inc.	4,261,500
Shopping Centers — 6.9%
385,000	Cedar Shopping Centers Inc.	6,237,000
198,000	Equity One Inc.	5,247,000

See Notes to Schedule of Investments.

1

LMP REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Shopping Centers — 6.9% (continued)
250,000	Primaris Retail Real Estate Investment Trust	$4,406,280
135,000	Ramco-Gershenson Properties Trust	4,820,850
104,000	Tanger Factory Outlet Centers Inc.	4,200,560
	Total Shopping Centers	24,911,690
Specialty — 3.1%
185,000	Entertainment Properties Trust	11,146,250
	TOTAL COMMON STOCKS (Cost — $153,652,406)	261,232,503
PREFERRED STOCKS — 27.0%
Apartments — 3.6%
75,000	Apartment Investment & Management Co., Cumulative, Series G, 9.375%	1,940,250
113,000	Apartment Investment & Management Co., Cumulative, Series U, 7.750%	2,884,890
120,000	Apartment Investment & Management Co., Cumulative, Series Y, 7.875%	3,124,200
195,000	BRE Properties Inc., Series C, 6.750%	4,904,250
	Total Apartments	12,853,590
Diversified — 7.8%
109,400	Crescent Real Estate Equities Co., Cumulative Redeemable, Series B, 9.500%	2,768,914
175,000	Duke Realty Corp., 6.950%	4,427,500
90,000	LBA Realty Fund LP (b)	4,185,000
115,000	PS Business Parks Inc., Cumulative Redeemable, Series O, 7.375%	2,929,050
108,400	PS Business Parks Inc., Series M, 7.200%	2,740,894
150,000	Public Storage Inc., Cumulative Redeemable, Series L, 6.750%	3,789,000
150,000	Vornado Realty Trust, Cumulative Redeemable, Series G, 6.625%	3,729,000
142,400	Vornado Realty Trust, Series H, 6.750%	3,575,664
	Total Diversified	28,145,022
Health Care — 1.9%
150,000	Health Care Property Investors Inc., Cumulative Redeemable, Series F, 7.100%	3,847,500
120,400	OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	3,106,320
	Total Health Care	6,953,820
Lodging/Resorts — 2.7%
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,835,091
48,000	LaSalle Hotel Properties, Cumulative Redeemable, Series G, 7.250%	1,215,000
160,000	Strategic Hotels Capital Inc., 8.250%	4,065,008
100,100	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	2,574,452
	Total Lodging/Resorts	9,689,551
Office — 3.4%
196,000	BioMed Realty Trust Inc., Series A, 7.375%	4,939,200
50,000	Brandywine Realty Trust, Series D, 7.375%	1,277,750
110,000	Corporate Office Properties Trust, Cumulative Redeemable, Series J, 7.625%	2,799,500
130,600	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	3,351,196
	Total Office	12,367,646
Regional Malls — 2.4%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	2,173,450
6,000	Pennsylvania Real Estate Investment Trust, Cumulative, 11.000%	318,000
32,700	Simon Property Group Inc., Cumulative, Series C, 7.890%	1,682,006
169,600	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	4,319,508
	Total Regional Malls	8,492,964
Retail - Free Standing — 1.4%
96,000	National Retail Properties Inc., Cumulative Redeemable, Series C, 7.375%	2,460,000
25,200	Realty Income Corp., Cumulative Redeemable, Series D, 7.375%	647,136

See Notes to Schedule of Investments.

2

LMP REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Retail - Free Standing — 1.4% (continued)
80,000	Realty Income Corp., Cumulative Redeemable, Series E, 6.750%	$2,008,000
	Total Retail - Free Standing	5,115,136
Shopping Centers — 3.8%
73,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,915,520
21,200	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.000%	539,752
75,000	New Plan Excel Realty Trust Inc., Cumulative Redeemable, Series E, 7.625%	1,876,500
34,800	Ramco-Gershenson Properties Trust, Cumulative Redeemable, Series B, 9.500%	883,050
80,000	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	8,656,000
	Total Shopping Centers	13,870,822
	TOTAL PREFERRED STOCKS (Cost — $95,831,761)	97,488,551
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $249,484,167)	358,721,054

FACE AMOUNT
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$1,765,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity - $1,765,780; (Fully collateralized by various U.S. government agency obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value - $1,800,313) (Cost - $1,765,000)	1,765,000
	TOTAL INVESTMENTS — 100.0% (Cost — $251,249,167#)	$360,486,054

(a)	All or a portion of this security is segregated for swap contracts.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage related risks.

(d) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$109,599,819
Gross unrealized depreciation	(362,932)
Net unrealized appreciation	$109,236,887

At March 31, 2007, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	7/22/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate, 4.44%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	7/22/12
Unrealized Appreciation as of March 31, 2007	$596,629 (a)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate, 4.117%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/09
Unrealized Appreciation as of March 31, 2007	$346,969 (a)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$26,000,000
Payments Made by Fund:	Fixed Rate, 3.633%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/07
Unrealized Appreciation as of March 31, 2007	$262,790 (a)

At March 31, 2007, the Fund had total unrealized appreciation of $1,206,388 from swap contracts.

(a) These interest rate swap contracts are valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 29, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  May 29, 2007